Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Limited partnership interests	$ 477